SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10 years

Summary of information about contract assets and contract liabilities from contracts with customers

The following table provides information about contract assets and contract liabilities from contracts with customers:

	June 30,	December	December
	2019	31, 2019	31, 2019
	RMB	RMB	U.S. Dollars
Contract assets	¥4,633,940	¥14,604,897	$2,095,996
Contract liabilities	¥120,000	¥2,024,753	$290,579